Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital leases remainder of 2016	$ 9,485
Capital leases 2017	61,019
Capital leases 2018	57,361
Capital leases 2019	30,065
Capital leases 2020	30,147
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases remainder of 2016	109,164
Direct financing leases remainder of 2016	19,435
Leases remainder of 2016	128,599
Operating leases 2017	337,105
Direct financing leases 2017	218,386
Leases remainder of 2017	555,491
Operating leases 2018	372,902
Direct financing leases 2018	187,977
Leases remainder of 2018	560,879
Operating leases 2019	404,480
Direct financing leases 2019	53,341
Leases remainder of 2019	457,821
Operating leases 2020	393,827
Direct financing leases 2020	53,487
Leases remainder of 2020	$ 447,314